Loans and borrowings (Tables)	12 Months Ended
Dec. 31, 2022
Loans and borrowings
Schedule of loans and borrowings

Loans and borrowings operations can be summarized as follows:

	Currency	Average interest rate per year (%)	Year of maturity	December 31, 2022	December 31, 2021
Itaú (i)	US$	4.82% p.a.	2022	-	2,349
Itaú (ii)	US$	4.86% p.a.	2023	53,500	-
Citibank (iii)	US$	Libor 3 months rate + 1.90%	2022	-	11,164
Banco doBrasil (ii)	US$	3.68% p.a.	2022	-	56,551
Citibank (ii)	US$	4.06% p.a. / 2.28% p.a.	2023	14,937	28,328
Bradesco (i)	R$	CDI + 1.10% p.a.	2023	1,669	11,684
Citibank (ii)	US$	3.80% p.a.	2023	10,191	-
Bradesco (ii)	US$	3.98% p.a.	2023	15,183	-
Santander Bank S/A (iv)	R$	CDI + 1.60% p.a.	2026	-	204,047
Bradesco (i)	R$	CDI + 1.75% p.a.	2026	296,774	306,417
Citibank (ii)	US$	Libor 3 months rate + 2.07%	2026	129,701	168,169
Santander (iv)	US$	5.02% p.a.	2026	111,106	-
Citibank (iv)	US$	SOFR2.79% p.a.	2027	209,193	-
HSBC (iv)	US$	SOFR2.90% p.a.	2027	131,977	-
Total				974,231	788,709

(i)      Export credit note - NCE: Refers to financing to export software development services.

(ii)     Advance on Foreign Exchange Contract (ACC).

(iii)    Refers to Revolving Credit Facility.

(iv)    Refers to Law 4131 - Foreign currency loans granted by the banks abroad to a Brazilian company.

Schedule of balances were included as current and non-current borrowings in the consolidated statement of financial position

These balances were included as current and non-current borrowings in the consolidated statement of financial position as follows:

	December 31, 2022	December 31, 2021
Current	231,296	164,403
Non-current	742,935	624,306
Total	974,231	788,709

Schedule of maturities of long-term loans and borrowings	The principal balances of long-term loans and borrowings as of December 31, 2022,mature as follows:
Maturity
2024	168,668
2025	239,632
2026	230,281
2027	104,354
Non-current liabilities	742,935

Schedule of reconciliation of change in liabilities to cash flows arising from financing activities

The reconciliation of change in liabilities to cash flows arising from financing activities is shown below:

	Liabilities	Leases	Share premium and	Total
	Loans and borrowings	Leases (note 15.b)	Reserves
Balance as of January 1, 2022	788,709	81,888	1,052,042	1,922,639
Changes in cash flow from financing activities
Proceeds from loans and borrowings	527,507	-	-	527,507
Loans, borrowings and lease liabilities payments	(350,571)	(26,993)	-	(377,564)
Proceeds from exercise of share options	-	-	12,668	12,668
Settlement of derivatives	390	-	-	390
Total changes in cash flow from financing activities	177,326	(26,993)	12,668	163,001
Exchange rate changes	1,707	(2,689)	-	(982)
Other changes - liabilities
Additions due to business combination (note 9.2.c/9.4.c/9.5.c)	39,970	11,035	-	51,005
New leases	-	15,074	-	15,074
Interest expenses	68,198	3,823	-	72,021
Interest paid	(70,096)	(6,169)	-	(76,265)
Other borrowing/lease costs	(31,193)	(464)	-	(31,657)
Early lease termination	-	(12,697)	-	(12,697)
Total other changes - liabilities	6,879	10,602	-	17,481
Total other changes - equity	-	-	336,554	336,554
Balance as of December 31, 2022	974,621	62,808	1,401,264	2,439,083

	Liabilities	Leases	Share premium and	Total
	Loans and borrowings	Leases (note 15.b)	Reserves
Balance as of January 1, 2021	89,230	75,228	116,072	280,530
Changes in cash flow from financing activities
Proceeds from loans and borrowings	740,596	-	-	740,596
Loans, borrowings and lease liabilities payments	(75,196)	(17,656)	-	(92,852)
Issuance of common shares at initial public offering	-	-	915,947	915,947
Transaction cost of offering	-	-	(66,876)	(66,876)
Share-based plan contributions	-	-	1,282	1,282
Interest on equity paid	-	-	(6,288)	(6,288)
Dividends paid (note 22)	-	-	(126,045)	(126,045)
Total changes in cash flow from financing activities	665,400	(17,656)	718,020	1,365,764
Exchange rate changes	601	2,054	-	2,655
Other changes - liabilities
Additions due to business combination (note 9.c)	-	6,139	-	6,139
New leases	-	15,504	-	15,504
Remeasurement	-	1,351	-	1,351
Interest expenses	23,366	6,369	-	29,735
Interest paid	(12,149)	(5,753)	-	(17,902)
Other borrowing/lease costs	22,261	(213)	-	22,048
Early lease termination	-	(1,135)	-	(1,135)
Total other changes- liabilities	33,478	22,262	-	55,740
Total other changes- equity	-	-	217,950	217,950
Balance as of December 31, 2021	788,709	81,888	1,052,042	1,922,639

	Liabilities	Leases	Net Equity	Total
	Loans and financing	Leases (Note 15.b)	Reserves
Balance as of January 1, 2020	27,849	77,393	36,937	142,179
Financing cash flow variations
Proceeds from loans and borrowings	144,269	-	-	144,269
Loan and borrowings payments, and lease payments	(88,107)	(15,500)	-	(103,607)
Interest on own capital	-	-	(4,276)	(4,276)
Dividends paid	-	-	(30,977)	(30,977)
Total changes in financing cash flows	56,162	(15,500)	(35,253)	5,409
Effect of changes in exchange rates	1,310	7,657	-	8,967
Other changes - related to liabilities
New leases	-	16,715	-	16,715
Interest expense	5,281	5,023	-	10,304
Interest paid	(3,880)	(5,023)	-	(8,903)
Other costs	2,508	-	-	2,508
Lease termination	-	(11,037)	-	(11,037)
Total other changes related to liabilities	3,909	5,678	-	9,587
Total other changes related to equity	-	-	114,388	114,388
Balance as of December 31, 2020	89,230	75,228	116,072	280,530